SHARE CAPITAL - Disclosure of number and weighted average exercise prices of restricted share units (Details) - Restricted Share Units [Member]	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year | Share	292,046	292,389	143,281
Vested - shares issued | Share	(110,602)	(68,748)	(32,270)
Vested - cash redemption (no shares issued) | Share	(25,873)	(20,747)	(7,420)
Forfeited/Expired | Share	(48,474)	(12,148)	(6,744)
Granted | Share	1,058,022	101,300	195,542
Outstanding at the end of year | Share	1,165,119	292,046	292,389
Weighted average grant date, beginning of year | $ / shares	$ 5.6	$ 7.03	$ 9.25
Weighted average grant date FV, Vested - shares issued | $ / shares	5.81	6.75	9.25
Weighted average grant date FV, Vested - cash redemption (no shares issued) | $ / shares	5.81	6.75	9.25
Weighted average grant date FV, Forfeited/Expired | $ / shares	2.57	5.4	9.25
Weighted average grant date, Granted | $ / shares	1.1	1.6	5.2
Weighted average grant date, end of year | $ / shares	$ 1.35	$ 5.6	$ 7.03